Regulatory Capital - Additional Information (Detail) - Basel III [member]	Jan. 31, 2020	Nov. 22, 2019	Jan. 31, 2019	Jan. 01, 2016
Disclosure of regulatory capital [line items]
Common equity capital surcharge	1.00%		1.00%	1.00%
Target common equity tier 1 capital ratio	8.00%		8.00%	8.00%
Target tier 1 capital ratio	9.50%		9.50%	9.50%
Target total capital ratio	11.50%		11.50%	11.50%
D-SIB surcharge percentage		1.00%
G-SIB surcharge percentage		1.00%
Domestic Stability Buffer	2.00%
Target Common Equity tier 1 Capital Ratio including Domestic Stability Buffer	10.00%